Convertible Debentures - Black Scholes options pricing model (Details) - $ / shares		1 Months Ended
	Oct. 21, 2022	Aug. 31, 2019	Aug. 15, 2022
Convertible Debentures
Share price			$ 0.36
Annual rate of quarterly dividends		0.00%
Warrant
Convertible Debentures
Share price	$ 0.27
Exercise price	$ 1.20
Expected terms (in years)	7 years
Expected volatility	109.00%
Risk free interest rate	1.52%